OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets [Abstract]
Schedule of Other Assets [Table Text Block]

	DECEMBER 31,
	2012	2011

Prepaid expenses	$1,890	$2,113
Government participation and other government receivables	616	426
Employees	198	125
Other	969	179
	$3,673	$2,843

Other receivables and prepaid expenses – Short term	$3,398	$2,610
Other receivables and prepaid expenses – Long term	275	233
	$3,673	$2,843